Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of December 31, 2020 and June 30, 2021, intangible assets consisted of the following:

	December 31, 2020	June 30, 2021

Intangible assets – gross	$18,002	$18,193
Less: accumulated amortization	(2,370)	(3,353)
	$15,632	$14,840

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting e-mall, online game, video media library and data warehouse modules, etc., acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the six months ended June 30, 2020 and 2021, amortization expense amounted to $763 and $1,019, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of June 30, 2021:

2021	$1,241
2022	2,596
2023	2,596
2024	2,596
Thereafter	5,811
Total	$14,840